Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000002883 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002883 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002883 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002883 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002883 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002883 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002883 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002883 | Fast Retailing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002883 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002883 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002883 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000002883 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002883 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002883 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002883 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002883 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002883 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002883 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002883 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002883 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002883 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002885 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002885 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002885 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002885 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002885 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002885 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002885 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002885 | Fast Retailing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002885 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002885 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002885 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000002885 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002885 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002885 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034314 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034314 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000034314 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034314 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034314 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000034314 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034314 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034314 | Fast Retailing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034314 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034314 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034314 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000034314 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000034314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000034314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000034314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000034314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000034314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034314 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034314 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002882 | Cie Financiere Richemont SA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002882 | Murata Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002882 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002882 | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002882 | Investor AB
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002882 | AstraZeneca plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002882 | Hermes International SCA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002882 | Fast Retailing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002882 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002882 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002882 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000002882 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002882 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000002882 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000002882 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000002882 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002882 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000002882 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000002882 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002882 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002882 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	4.20%